Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks	$ 50	$ 50
Less: accumulated amortization	(19)	(14)
Intangible assets,net	$ 31	$ 36